Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant stock options, stock appreciation rights ("SARs"), or similar option-like arrangements and, as such, do not have any policy or practice in place on the timing of awards of options, SARs, or similar option-like instruments in relation to the disclosure of material non-public information. If, in the future, we anticipate granting stock options, SARs, or similar option-like instruments, we may determine to establish a policy regarding how the Board or Compensation Committee determines when to grant such awards and how the Board or Compensation Committee will take material non-public information into account when determining the timing and terms of such awards.

Award Timing Method
We do not grant stock options, stock appreciation rights ("SARs"), or similar option-like arrangements and, as such, do not have any policy or practice in place on the timing of awards of options, SARs, or similar option-like instruments in relation to the disclosure of material non-public information. If, in the future, we anticipate granting stock options, SARs, or similar option-like instruments, we may determine to establish a policy regarding how the Board or Compensation Committee determines when to grant such awards and how the Board or Compensation Committee will take material non-public information into account when determining the timing and terms of such awards.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	If, in the future, we anticipate granting stock options, SARs, or similar option-like instruments, we may determine to establish a policy regarding how the Board or Compensation Committee determines when to grant such awards and how the Board or Compensation Committee will take material non-public information into account when determining the timing and terms of such awards.
MNPI Disclosure Timed for Compensation Value	false